Schedule of movement in the stock options outstanding (Details)		12 Months Ended
		Dec. 31, 2021 shares R$ / shares	Dec. 31, 2020 shares R$ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted | shares		14,742,843
Options granted | shares | R$ / shares		R$ 12.90
Number of options exercisable at ending | shares		6,407,403	5,752,726
Number of options exercisable at ending | shares | R$ / shares		R$ 12.62	R$ 10.32
Restricted shares outstanding as beginning		1,203,483
Shares transferred	[1]	(595,976)
Restricted shares granted		858,068
Restricted shares cancelled and adjustments in estimated expired rights		80,675
Restricted shares outstanding as Ending		1,546,250
Number of additional share grant		14,477,000
Stock Option Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding at beginning | shares		7,432,661	7,529,612
Options outstanding at beginning | shares | R$ / shares		R$ 11.59
Options granted | shares		658,189
Options granted | shares | R$ / shares		R$ 21.05
Options exercised | shares		(140,718)
Options exercised | shares | R$ / shares		R$ 6.96
Options canceled and adjustments in estimated prescribed rights | shares		(614,422)
Options canceled and adjustments in estimated prescribed rights | shares | R$ / shares		R$ 20.79
Options outstanding at beginning | shares | R$ / shares		R$ 12.90

[1]	During the fiscal year ended December 31, 2021, the Company transferred 581,499 shares through equity instruments (treasury shares) and the remainder, equivalent to 14,477 shares, was duly settled.